INCOME TAXES (Details) - Schedule of Reconciliation of Income Tax Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax Expenses [Abstract]
Loss before income tax expenses	¥ (132,604)	¥ (570,480)	¥ (148,268)
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate	¥ (33,151)	¥ (142,620)	¥ (37,067)
Non-deductible expenses	(4,760)	118,557	699
Change in valuation allowance	113,255	93,836	113,426
Adjustment on current income tax of the prior periods	1,739	(2,878)
Effect of tax holiday and preferential tax rates	(5,039)	4,184	(3,441)
Tax loss carryforward	(46,469)	(56,230)	(56,368)
Share-based compensation expenses	(17,985)	1,332	13,085
Effect of different tax rates of subsidiaries operating in other jurisdictions	155	(4,558)	(3,599)
Income tax expense	¥ 7,745	¥ 11,623	¥ 26,735